PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2020
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Preferred Shares

at December 31, 2020	Number of Shares Outstanding	Current Yield		Annual Dividend Per Share[1,2]	Redemption Price Per Share	Redemption and Conversion Option Date	Right to Convert Into	Carrying Value December 31[3]
								2020	2019	2018
	(thousands)							(millions of Canadian $)

Cumulative First Preferred Shares
Series 1	14,577	3.479%		$0.86975	$25.00	December 31, 2024	Series 2	360	360	233
Series 2	7,423	Floating	4	Floating	$25.00	December 31, 2024	Series 1	179	179	306
Series 3	9,997	1.694%	5	$0.4235	$25.00	June 30, 2025	Series 4	246	209	209
Series 4	4,003	Floating	4	Floating	$25.00	June 30, 2025	Series 3	97	134	134
Series 5	12,714	2.263%		$0.56575	$25.00	January 30, 2021	Series 6	310	310	310
Series 6	1,286	Floating	4	Floating	$25.00	January 30, 2021	Series 5	32	32	32
Series 7	24,000	3.903%	6	$0.97575	$25.00	April 30, 2024	Series 8	589	589	589
Series 9	18,000	3.762%	6	$0.9405	$25.00	October 30, 2024	Series 10	442	442	442
Series 11	10,000	3.351%	7	$0.83775	$25.00	November 28, 2025	Series 12	244	244	244
Series 13	20,000	5.50%		$1.375	$25.00	May 31, 2021	Series 14	493	493	493
Series 15	40,000	4.90%		$1.225	$25.00	May 31, 2022	Series 16	988	988	988
								3,980	3,980	3,980
1Each of the even-numbered series of preferred shares, if in existence, will be entitled to receive floating rate cumulative quarterly preferential dividends per share at an annualized rate equal to the 90-day Government of Canada Treasury bill rate (T-bill rate) plus 1.92 per cent (Series 2), 1.28 per cent (Series 4), 1.54 per cent (Series 6), 2.38 per cent (Series 8), 2.35 per cent (Series 10), 2.96 per cent (Series 12), 4.69 per cent (Series 14) or 3.85 per cent (Series 16). These rates reset quarterly with the then current T-Bill rate.
2The odd-numbered series of preferred shares, if in existence, will be entitled to receive fixed rate cumulative quarterly preferential dividends, which will reset on the redemption and conversion option date and every fifth year thereafter, at an annualized rate equal to the then five-year Government of Canada bond yield plus 1.92 per cent (Series 1), 1.28 per cent (Series 3), 1.54 per cent (Series 5), 2.38 per cent (Series 7), 2.35 per cent (Series 9), 2.96 per cent (Series 11), 4.69 per cent, subject to a minimum of 5.50 per cent (Series 13) or 3.85 per cent, subject to a minimum of 4.90 per cent (Series 15).
3Net of underwriting commissions and deferred income taxes.
4The floating quarterly dividend rate for the Series 2 preferred shares is 2.029 per cent for the period starting December 31, 2020 to, but excluding, March 31, 2021. The floating quarterly dividend rate for the Series 4 preferred shares is 1.389 per cent for the period starting December 31, 2020 to, but excluding, March 31, 2021. The floating quarterly dividend rate for the Series 6 preferred shares is 1.676 per cent for the period starting October 30, 2020 to, but excluding, January 30, 2021. These rates will reset each quarter going forward.
5The fixed rate dividend for Series 3 preferred shares decreased from 2.152 per cent to 1.694 per cent on June 30, 2020 and is due to reset on every fifth anniversary thereafter.
6No Series 7 or 9 preferred shares were converted on the April 30, 2019 or October 30, 2019 conversion option dates, respectively. The fixed rate dividend decreased for Series 7 from 4.00 per cent to 3.903 per cent on April 30, 2019 and for Series 9 from 4.250 per cent to 3.762 per cent on October 30, 2019, and are due to reset on every fifth anniversary thereafter.
7No Series 11 were converted on the November 30, 2020 conversion option date. The fixed rate dividend for Series 11 preferred shares decreased from 3.8 per cent to 3.351 per cent on November 30, 2020 and is due to reset on every fifth anniversary thereafter.